Trade Payables (Tables)	12 Months Ended
Dec. 31, 2016
Schedule of Trade Payables	Trade payables are summarized as follows:

	December 31
	2016	2015
	(Millions of yen)
Notes	38,073	16,706
Accounts	334,196	261,549

	372,269	278,255